Kellner Merger Fund | Kellner Merger Fund
Kellner Merger Fund
Kellner Merger Fund

A series of Advisors Series Trust

Class A

Institutional Class

Supplement to the Summary Prospectus dated September 26, 2012 and

Prospectus and Statement of Additional Information (“SAI”)

dated June 29, 2012, as supplemented September 26, 2012

The Board of Trustees of Advisors Series Trust, at the request of Kellner Management, L.P., investment adviser to the Fund, has approved the removal of the Fund’s redemption fee.  Accordingly, effective as of the date of this Supplement, the Fund will no longer charge a redemption fee.  Please disregard all references to the redemption fee in the Summary Prospectus, Prospectus and SAI.